Fair Value Measurements - Schedule of changes in the fair value of warrant liabilities (Detail) - Holicity Inc. - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Beginning balance	$ 27,253,333	$ 21,313,333 [1]
Change in fair value of warrant liabilities	18,553,333	5,940,000
Ending balance	$ 45,806,666	$ 27,253,333

[1]	Includes 833,333 Public Warrants issued as a result of the partial exercise of Over-Allotment Units and 333,333 Private Placement Warrants as a result of the Over-Allotment Private Placement.